Commitments and Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

Note 16 – Commitments and Contingencies

Purchase Commitments

In exchange for the rights granted under the License and Supply Agreement with Medica (see Note 8 – License and Supply Agreement, net), the Company agreed to make certain minimum annual aggregate purchases from Medica over the term of the License and Supply Agreement. For the year ended December 31, 2019, the Company has agreed to make minimum annual aggregate purchases from Medica of €3,000,000 (approximately $3,400,000). As of March 31, 2019, the Company’s aggregate purchase commitments totaled approximately €1,789,000 (approximately $2,032,000).

Contractual Obligations

See Note 12 – Leases for a discussion of the Company’s contractual obligations.

Note 19 - Commitments and Contingencies

Purchase Commitments

In exchange for the rights granted under the License and Supply Agreement with Medica (see Note 9 – License and Supply Agreement, net), the Company agreed to make certain minimum annual aggregate purchases from Medica over the term of the License and Supply Agreement. For the year ended December 31, 2018, the Company has agreed to make minimum annual aggregate purchases from Medica of €2,500,000. As of December 31, 2018, the Company’s aggregate purchase commitments totaled approximately €2,500,000 (approximately $2,900,000).

Contractual Obligations

The Company entered into an operating lease that began in December 2017 for 380 Lackawanna Place, South Orange, New Jersey 07079, which consists of approximately 7,700 square feet of space. The rental agreement expires in November 2022 with a monthly cost of approximately $11,000. Approximately $11,000 related to a security deposit for this U.S. office facility is classified as other assets on the consolidated balance sheet as of December 31, 2018 and 2017. The Company uses these facilities to house its corporate headquarters and research facilities.

The Company also has a rental agreement for 591 East Sunset Road, Henderson, Nevada 89011 which consists of approximately 16,000 total square feet of space. The Nevada lease expires in November 2020 with a monthly cost of approximately $6,000.

The lease agreement for the office space in Ireland was entered into on August 1, 2018 and includes a twelve month term.

Rent expense for the years ended December 31, 2018 and 2017 totaled $162,000 and $131,000, respectively.

As of December 31, 2018, minimum lease payments are as follows:

2019	$204,000
2020	197,000
2021	145,000
2022	136,000

Contractual Obligations and Commercial Commitments

The following table summarizes our approximate minimum contractual obligations and commercial commitments as of December 31, 2018:

	Payments Due in Period
	Total	Within 1 Year	Years 2 - 3	Years 4 - 5	More than 5 Years

Minimum Purchase Commitments[1]	$28,700,000	$3,500,000	$7,600,000	$8,400,000	$9,200,000
Leases[2]	696,000	213,000	347,000	136,000	-
Employment Contract[3]	117,000	117,000	-	-	-
Total	$29,513,000	$3,830,000	$7,947,000	$8,536,000	$9,200,000

[1] License and supply agreement with Medica.

2 In addition to lease obligations for office space, obligations include a lease for various office equipment which expires in 2020.

[3] Relates to employment agreement with Daron Evans, our President and Chief Executive Officer, entered into on April 15, 2015 for a term of four years.